Intangible assets, net	6 Months Ended
Jun. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets, net

Note 6 - Intangible assets, net

A continuity schedule of intangible assets at June 30, 2025 and December 31, 2024 is as follows:

	June Capitalized Software	December Development
	2025	2024
Cost
Balance at January 1	$10,231,824	$7,044,658
Additions	1,475,522	3,367,579
Foreign exchange impact	1,083,182	(180,413)
Balance at June 2025, 2024	12,790,529	10,231,824

Accumulated Amortization
Balance at January 1	4,063,291	2,420,479
Additions	1,199,537	1,717,575
Foreign exchange impact	453,176	(74,763)
Balance at June 2025, 2024	5,716,004	4,063,291
Net Book Value at June 2025, 2024	$7,074,524	$6,168,533

The Company’s intangible assets consist of capitalized software development costs for its hosted ecommerce platform with related ongoing functionality and enhancements. The gross cost of the intangible assets is amortized over their estimated useful lives of five years, as the Company does not expect the assets to have significant residual value.

Amortization expense for the six months ended June 30, 2025 and 2024 was $1,199,537 and $736,713 respectively, within “Depreciation and amortization” caption on the statements of operations.

At June 30, 2025, the estimated aggregate amortization expense for each of the next five years is as follows:

30-Jun-25
Remaining 2025	$1,652,713
2026	2,168,725
2027	1,951,852
2028	1,040,988
2029	208,198
Thereafter	52,049
7,074,524

REDCLOUD HOLDINGS PLC NOTES TO THE UNAUDITED CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS UNAUDITED FOR THE SIX MONTHS ENDED JUNE 30, 2025, AND AUDITED 2024